Accrued liabilities and other liabilities - Summary of Accrued Liabilities and Other Liabilities (Parenthetical) (Detail) - Qingtian International School [Member] ¥ in Millions, $ in Millions	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)
Accrued Liabilities and Other Liabilities [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Total consideration amount	¥ 23	$ 3.6